INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax [Abstract]
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	$ 85.8	$ 27.8
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	2,439.9	2,544.3
Deductible temporary differences for which no deferred tax asset is recognised	$ 107.4	$ 149.9
Deductible temporary differences for which no deferred tax asset is recognised, period	25 years